Fair Value Measurement (Tables)	9 Months Ended
Sep. 30, 2013
Fair Value Measurement Tables
Financial liabilities measured at fair value

	Fair value measurements at September 30, 2013 using
	September 30, 2013	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Liabilities:
Fair value of warrant liabilities	$39,923	–	–	$39,923

	Fair value measurements at December 31, 2012 using
	December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Liabilities:
Fair value of warrant liabilities	$3,125,393	–	–	$3,125,393

Liabilities resulting from the Series B Warrants
	September 30,	December 31,
	2013	2012
Warrants:
Risk-free interest rate	0.04% - 1.42%	0.16% - 0.72%
Expected volatility	55.12%-72.94%	91.79% - 146.03%
Expected life (in years)	0.1-3.3	0.8 - 4.9
Expected dividend yield	-	-
Number of warrants	66,062	550,664
Fair value	$39,923	$3,125,393

Changes in company's Level 3 liabilities
	2013	2012
Beginning balance	$3,125,393	$916,621
Issuance of new warrants	-	214,288
Fair value adjustments for
warrant liabilities	2,610,465	(740,605)
Reclassification to
stockholders’ equity	(5,695,935)	-
Ending balance	$39,923	$390,304